Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Statement of compliance
Statement of compliance
The Consolidated financial statements of Equinor ASA and its subsidiaries (Equinor) have been prepared in accordance with
International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) and with IFRSs as issued by the
International Accounting Standards Board (IASB), interpretations issued by IASB and the additional requirements of the Norwegian
Accounting Act, effective on 31 December 2022.

Basis of preparation
Basis of preparation
The Consolidated financial statements are prepared on the historical cost basis with some exceptions where fair value measurement
is applied. These exceptions are specifically disclosed in the accounting policies sections in relevant notes. The material accounting
policies described in these Consolidated financial statements have been applied consistently to all periods presented, except as
otherwise noted in the disclosure related to the impact of policy changes following the adoption of new accounting standards and
voluntary changes in 2022.
Certain amounts in the comparable years have been restated or reclassified to conform to current year presentation. All amounts in
the Consolidated financial statements are denominated in USD millions, unless otherwise specified. The subtotals and totals in some
of the tables in the notes may not equal the sum of the amounts shown in the primary financial statements due to rounding.
Operational expenses in the Consolidated statement of income are presented as a combination of function and nature in conformity
with industry practice. Purchases [net of inventory variation] and Depreciation, amortisation and net impairment losses are presented
on separate lines based on their nature, while Operating expenses and Selling, general and administrative expenses as well as
Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions, etc.

are presented by their
nature in the notes to the Consolidated financial statements.

Basis of consolidation
Basis of consolidation
The Consolidated financial statements include the accounts of Equinor ASA and its subsidiaries as well as Equinor’s interests in jointly
controlled and equity accounted investments. All intercompany balances and transactions, including unrealised profits and losses
arising from Equinor's internal transactions, have been eliminated.
The Consolidated financial statements include all entities controlled by Equinor ASA. Entities are determined to be controlled by
Equinor when Equinor has power over the entity, ability to use that power to affect the entity's returns, and exposure to, or rights to, variable returns from its involvement with the entity. The financial statements of the subsidiaries are included in the Consolidated financial statements from the date control is achieved until the date control ceases.
Non-controlling interests are presented separately within equity in the Consolidated balance sheet.

Foreign currency translation
Foreign currency translation
In preparing the financial statements of the individual entities in Equinor, transactions in currencies other than the functional currency are translated at the foreign exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign
currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date. Foreign exchange
differences arising on translation are recognised in the Consolidated statement of income as foreign exchange gains or losses within
Net financial items. However, foreign exchange differences arising from the translation of estimate-based provisions are generally accounted for as part of the change in the underlying estimate and included within the relevant operating expense or income tax line-
items depending on the nature of the provision. Non-monetary assets measured at historical cost in a foreign currency are translated
using the exchange rate at the date of the transactions.
When preparing the Consolidated financial statements, the assets and liabilities of entities with functional currencies other than the
Group’s presentation currency USD are translated into USD at the foreign exchange rate at the balance sheet date. The revenues and
expenses of such entities are translated using the foreign exchange rates on the dates of the transactions. Foreign exchange
differences arising on translation from functional currency to USD are recognised separately in the

Consolidated statement of
comprehensive income within Other comprehensive income (OCI). The cumulative amount of such translation differences relating to
an entity is reclassified to the Consolidated statement of income and reflected as a part of the gain or loss on disposal of that entity.
Loans from Equinor ASA to subsidiaries and equity accounted investments with other functional currencies than the parent company,
and for which settlement is neither planned nor likely in the foreseeable future, are considered part of the parent company’s net
investment in the subsidiary. Foreign exchange differences arising on such loans are recognised in OCI in the Consolidated financial statements.

Statement of cashflows
Statement of cash flows
In the statement of cash flows, operating activities are presented using the indirect method, where Income/(loss)

before tax is adjusted
for changes in inventories and operating receivables and payables, the effects of non-cash items such as depreciations,

amortisations
and impairments, provisions, unrealised gains and losses and undistributed profits from associates, and items of income or expense
for which the cash effects are investing or financing cash flows. Increase/decrease in financial investments,

Increase/decrease in
derivative financial instruments, and Increase/decrease in other interest-bearing items are all presented net as part of Investing
activities, either because the transactions are financial investments and turnover is quick, the amounts are large, and the maturities
are short, or due to materiality.

Accounting judgement and key sources of estimation uncertainty
Accounting judgement and key sources of estimation uncertainty
The preparation of the Consolidated financial statements requires management to make accounting judgements, estimates and
assumptions affecting reported amounts of assets, liabilities, income and expenses.
The main areas where Equinor has made significant judgements when applying the accounting policies and that have the most material effect on the amounts recognised in the Consolidated financial statements have been described in the following notes:
6 – Acquisitions and disposals
7 – Total revenues and other income
25 – Leases
Estimates used in the preparation of these Consolidated financial statements are prepared based on customised models,

while the
assumptions on which the estimates are based rely on historical experience, external sources of information and various other factors
that management assesses to be reasonable under the current conditions and circumstances. These estimates and assumptions form
the basis of making the judgements about carrying values of assets and liabilities when these are not readily apparent from other
sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going
basis considering the current and expected future set of conditions.
Equinor is exposed to several underlying economic factors affecting the overall results, such as commodity prices, foreign currency
exchange rates, market risk premiums and interest rates as well as financial instruments with fair values derived from changes in
these factors. The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to
several of these economic assumptions. In addition, Equinor's results are influenced by the level of production, which in the short term
may be influenced by, for instance, maintenance programmes. In the long-term, the results are impacted by the success of exploration, field developments and operating activities.
The most important matters in understanding the key sources of estimation uncertainty are described in each of the following notes:
3 – Consequences of initiatives to limit climate changes
11 – Income taxes
12 – Property, plant and equipment
13 – Intangible assets
14 – Impairments
23 – Provisions and other liabilities
26 – Other commitments, contingent liabilities and contingent assets

Changes in significant accounting policies in the current period [text block]
Changes in accounting policies in the current period
Amendments to IAS 1 and IFRS practice statement 2: Replacing Significant accounting policies with Material accounting
policies
IASB has issued amendments to IAS 1 Presentation of financial statements and IFRS

Practice Statement 2 Making Materiality
Judgements. These amendments are intended to help entities apply materiality judgements to accounting policy disclosures and
provide additional guidance and illustrative examples. The amendments are effective for annual periods beginning on or after 1
January 2023. Earlier application is permitted, and Equinor has applied the amendments with effect from these Consolidated financial
statements.
Accounting policy information should be considered material if its disclosure can reasonably be expected to influence user decisions
and therefore is needed to understand other information provided about material transactions, other events, or conditions in the
financial statements. IASB has acknowledged that standardised information, or information that only duplicates or summarises the
requirements of the IFRS -standards, is generally less useful than entity-specific accounting policy information.

Even though such
information could be material in specific circumstances, Equinor has focused the accounting policy disclosures on Equinor-specific
policy choices, disclosing only those accounting policies that are considered necessary to understand other material information in the
Consolidated financial statements of Equinor.
Other standards, amendments to standards and interpretations of standards, effective as of 1 January 2022
Other amendments to standards or interpretations of standards effective as of 1 January 2022 and adopted by Equinor, were not
material to Equinor’s Consolidated financial statements upon adoption.
Other standards, amendments to standards, and interpretations of standards, issued but not yet effective, are either not expected to
materially impact, or are not expected to be relevant to, Equinor's Consolidated financial statements upon adoption.

Cost of CO2 quotas
Accounting policies - c ost of CO
2

quotas
Purchased CO
2

quotas under the EU Emissions Trading System (EU ETS) are reflected at cost in Operating expenses as incurred in line with emissions. Accruals for CO
2

quotas required to cover emissions to date are valued at market price and reflected as a current liability within Trade, other payables and provisions. Quotas owned, but exceeding the emissions incurred to date, are carried in the balance sheet at cost price, classified as Other current receivables, as long as such purchased quotas are acquired in order to cover own emissions and may be kept to cover subsequent years’ emissions.
Quotas purchased and held for trading purposes are carried in the balance sheet at fair value, and the changes in fair value are reflected in the Consolidated statement of income on the line-item Other income.
Obligations resulting from current year emissions and the corresponding amounts for quotas that have been bought, paid and expensed, but which have not yet been surrendered to the relevant authorities, are reflected net in the balance sheet.

Segments
Accounting policies
Equinor’s operations are managed through operating segments identified on the basis of those components of Equinor that are
regularly reviewed by the chief operating decision maker, Equinor's corporate executive committee (CEC). The reportable segments
Exploration & Production Norway (E&P Norway), Exploration & Production International (E&P

International), Exploration & Production
USA (E&P USA), Marketing, Midstream & Processing (MMP) and Renewables

(REN) correspond to the operating segments. The
operating segments Projects, Drilling & Procurement (PDP), Technology, Digital & Innovation (TDI) and Corporate staff and functions are aggregated into the reportable segment Other based on materiality. The majority of the costs in PDP and TDI is allocated to the three Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments equal those described in these Consolidated financial statements, except for the
line-item Additions to PP&E, intangibles and equity accounted investments in which movements related to changes in asset retirement
obligations are excluded as well as provisions for onerous contracts which reflect only obligations towards group external parties. The
measurement basis of segment profit is net operating income/(loss). Deferred tax assets, pension assets, non-current financial assets,
total current assets and total liabilities are not allocated to the segments. Transactions between the segments, mainly from the sale of
crude oil, gas,

and related products, are performed at defined internal prices which have been derived from market prices. The
transactions are eliminated upon consolidation.
With effect from 2022, Equinor changed the measurement basis for the segments related to leases. Up to and including 2021, all
leases were presented within the Other segment and lease costs were allocated to the operating segments based on underlying lease
payments with a corresponding credit in the Other segment. With effect from 2022, lease contracts are accounted for in accordance
with IFRS 16 Leases in all segments. This change does not affect Equinor’s Consolidated financial statements except the segment
disclosures in this note. Comparative numbers in the segments have been restated.
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Business combinations
Business combinations
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition
method. The purchase price includes total consideration paid to acquire the entity’s assets and liabilities, as well as contingent
consideration at fair value. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of
the acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. Changes in the fair value
of contingent consideration resulting from events after the acquisition date are recognised in the Consolidated statement of income
under Other income.
Equinor recognises a gain/loss on disposal of a subsidiary when control is lost. Any remaining interest in the former subsidiary is
recognised at fair value. When partially divesting subsidiaries which do not constitute a business, and where the remaining investment
in the former subsidiary is an associate or a jointly controlled investment, Equinor only recognises the gain or loss on the divested part
within Other income or Operating expenses, respectively. The remaining interest in the former subsidiary is initially not remeasured, and subsequently accounted for using the equity method.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case-by-
case basis. Acquisitions are assessed to establish whether the transaction represents a business combination or an asset purchase,
and the conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar
assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of
exploration and evaluation licences for which a development decision has not yet been made have largely been concluded to
represent asset purchases, while purchases of producing assets have largely been concluded to represent business acquisitions.

Assets classified as held for sale
After-tax disposals
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of tax liabilities
previously recognised related to the assets in question and is recognised in full in Other income in the Consolidated statement of
income.
Assets classified as held for sale
Non-current assets are classified separately as held for sale in the Consolidated balance sheet when a sale is highly probable. This
condition is met when an asset is available for immediate sale in its present condition,

Equinor’s management is committed to the
sale, and the sale is expected to be completed within one year from the date of classification. In Equinor, these requirements are
normally met when management has approved a negotiated letter of intent with the counterparties (a ‘DGC’). Liabilities directly
associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified
separately. The net assets and liabilities of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.
Accounting judgement regarding partial divestments
The policy regarding partial divestments of subsidiaries is based on careful consideration of the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures. The conclusion requires judgement to be applied on a case-by-case basis, considering the substance of the transactions. In evaluating the standards’ requirements, Equinor
acknowledges pending considerations related to several relevant and similar issues which have been postponed by the IASB in
anticipation of concurrent consideration at a later date. Where assets are transferred into separate legal entities concurrently with a
portion of the entities’ shares being sold to a third party, thereby resulting in Equinor’s loss of control of those asset-owning subsidiaries, and where investments in joint ventures are established simultaneously, Equinor has concluded to only recognise the gain on the divested portion.

Revenue recognition
Accounting policies
Revenue recognition
Equinor presents Revenue from contracts with customers and Other revenue as a single caption,

Revenues, in the Consolidated
statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas, petroleum products and other merchandise is recognised when a customer obtains
control of those products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements.
Each such sale normally represents a single performance obligation. In the case of natural gas,

which is delivered on a continuous
basis through pipelines, sales are completed over time in line with the delivery of the actual physical quantities.
Sales and purchases of physical commodities are presented on a gross basis as Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in the Consolidated statement of income. When the contracts are deemed financial
instruments or part of Equinor’s trading activities, they are settled and presented on a net basis as Other revenue. Reference is made
to note 28 Financial instruments and fair value measurement for a description of accounting policies regarding derivatives. Sales of
Equinor’s own produced oil and gas volumes are always reflected gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which Equinor shares an interest with other companies are recognised on the basis of
volumes lifted and sold to customers during the period (the sales method). Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the cost of the overlift. Where Equinor has lifted and sold less than the ownership
interest, costs are deferred for the underlift.
Other revenue
Items representing a form of revenue, or which are related to revenue from contracts with customers,

are presented as Other revenue
if they do not qualify as revenue from contracts with customers. These other revenue items include taxes paid in-kind under certain
production sharing agreements (PSAs) and the net impact of commodity trading and commodity-based derivative instruments related
to sales contracts or revenue-related risk management.
Transactions with the Norwegian State
Equinor markets and sells the Norwegian State's share of oil and gas production from the

Norwegian continental shelf (NCS). The
Norwegian State's participation in petroleum activities is organised through the SDFI (the Norwegian State’s Direct

Financial
Interests). All purchases and sales of the SDFI's oil production are classified as purchases [net of inventory variation] and revenues
from contracts with customers, respectively.
Equinor sells, in its own name, but for the SDFI’s account and risk, the SDFI’s production of natural gas. These gas sales and related
expenditures refunded by the SDFI are presented net in the Consolidated financial statements. Natural gas sales made in the name of
Equinor’s subsidiaries are also presented net of the SDFI’s share in the Consolidated statement of income,

but this activity is reflected
gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the Norwegian State
Whether to account for the transactions gross or net involves the use of significant accounting judgement. In making the judgement,
Equinor has considered whether it controls the State-originated crude oil volumes prior to onwards sales to third party customers.
Equinor directs the use of the volumes, and although certain benefits from the sales subsequently flow to the SDFI, Equinor
purchases the crude oil volumes from the SDFI and obtains substantially all the remaining benefits. On that basis, Equinor has
concluded that it acts as principal in these sales.
Regarding gas sales, Equinor concluded that ownership of the gas had not been transferred from the SDFI to Equinor. Although
Equinor has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the SDFI.
On that basis, Equinor is not considered the principal in the sale of the SDFI’s natural gas volumes.
Reference is made to note 27 Related parties for detailed financial information regarding transactions performed between Equinor and
SDFI.
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Income tax
Accounting policies

Income tax
Income tax in the Consolidated statement of income comprises current and deferred tax expense.

Income tax is recognised in the
Consolidated statement of income except when it relates to items recognised in OCI.
Current tax consists of the expected tax payable on the taxable income for the year and any adjustment to tax payable for previous
years. Uncertain tax positions and potential tax exposures are analysed individually. The outcomes of tax disputes are mostly binary in nature, and in each case the most likely amount for probable liabilities to be paid (including penalties) or assets to be received
(disputed tax positions for which payment has already been made) is recognised within Current tax or Deferred tax as appropriate.
Uplift benefit on the NCS is recognised when the deduction is included in the current year tax return and impacts taxes payable.
Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying
amounts of existing assets and liabilities and their respective tax bases, and on unused tax losses and credits carried forward, subject
to the initial recognition exemption. A deferred tax asset is recognised only to the extent that it is probable that future taxable income
will be available against which the asset can be utilised. For a deferred tax asset to be recognised based on future taxable income,
convincing evidence is required, considering the existence of contracts, production of oil or gas in the near future based on volumes of
expected reserves, observable prices in active markets, expected volatility of trading profits,

expected foreign currency rate
movements and similar facts and circumstances.
When an asset retirement obligation or a lease contract is initially reflected in the accounts, a deferred tax liability and a corresponding
deferred tax asset are recognised simultaneously and accounted for in line with other deferred tax items. The applied policy is in line
with an amendment to IAS 12 Income Taxes, reducing the scope of the initial recognition exemption, which is effective from 1 January
2023.
Estimation uncertainty regarding income tax
Equinor incurs significant amounts of income taxes payable to various jurisdictions and may recognise significant changes to deferred
tax assets and deferred tax liabilities. There may be uncertainties related to interpretations of applicable tax laws and regulations
regarding amounts in Equinor’s tax returns, which are filed in a number of tax regimes. For cases of uncertain tax treatments, it may take several years to complete the discussions with relevant tax authorities or to reach resolutions of the appropriate tax positions
through litigation.
The carrying values of income tax related assets and liabilities are based on Equinor's interpretations of applicable laws, regulations
and relevant court decisions. The quality of these estimates, including the most likely outcomes of uncertain tax treatments, is
dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the
case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions
against future income taxes. Climate-related matters and the transition to carbon-neutral energy-consumption globally have increased
the uncertainty in determining key business assumptions used to assess the recoverability of deferred tax assets through sufficient
future taxable income before tax losses expire.
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Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is reflected at cost, less accumulated depreciation and impairment. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation,

the initial estimate
of an asset retirement obligation, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs.
Proceeds from production ahead of a project’s final approval are regarded as ‘early production’ and is recognised as revenue rather
than as a reduction of acquisition cost. Contingent consideration included in the acquisition of an asset or group of similar assets is
initially measured at its fair value, with later changes in fair value other than due to the passage of time reflected in the book value of
the asset or group of assets, unless the asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of production sharing agreements (PSAs) in certain countries, and which qualify for recognition as assets of
Equinor. State-owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.
Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and
overhaul costs. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and
carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.
Capitalised exploration and evaluation expenditures, development expenditure on the construction,

installation or completion of
infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-dedicated transport systems for oil
and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the
unit of production method (UoP) based on proved reserves expected to be recovered from the area during the concession or contract
period. Depreciation of production wells uses the UoP method based on proved developed reserves,

and capitalised acquisition costs
of proved properties are depreciated using the UoP method based on total proved reserves. In the rare circumstances where the use
of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are
expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by
several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method.

Each part of an item of
property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets, Equinor has established separate depreciation categories which as a minimum distinguish
between platforms, pipelines and wells.
The estimated useful lives of property, plant and equipment are reviewed on an annual basis, and changes in useful lives are accounted for prospectively. An item of property, plant and equipment is derecognised upon disposal. Any gain or loss arising on derecognition of the asset is included in Other income or Operating expenses, respectively, in the period the item is derecognised.
Monetary or non-monetary grants from governments, when related to property, plant and equipment and considered reasonably certain, are recognised in the Consolidated balance sheet as a deduction to the carrying value of the asset and subsequently
recognised in the Consolidated statement of income over the life of the depreciable asset as a reduced depreciation expense.

Research and development [text block]
Research and development
Equinor undertakes research and development both on a funded basis for licence holders and on an unfunded basis for projects at its
own risk, developing innovative technologies to create opportunities and enhance the value of current and future assets. Expenses
relate both to in-house resources and the use of suppliers. Equinor's own share of the licence holders' funding and the total costs of
the unfunded projects are considered for capitalisation under the applicable IFRS requirements. Subsequent to initial recognition, any
capitalised development costs are accounted for in the same manner as Property, plant and equipment. Costs not qualifying for capitalisation are expensed as incurred, see note 9 Auditor’s remuneration and Research and development expenditures for more
details.
Estimation uncertainty regarding determining oil and gas reserves
Reserves quantities are, by definition, discovered, remaining, recoverable and economic. Recoverable oil and gas quantities are
always uncertain. Estimating reserves is complex and based on a high degree of professional judgement involving geological and
engineering assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors and
installed plant operating capacity. The reliability of these estimates depends on both the quality and availability of the technical and economic data and the efficiency of extracting and processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying amounts of oil and gas producing assets, as changes in the proved reserves, will
impact the unit of production rates used for depreciation and amortisation. Proved oil and gas reserves are those quantities of oil and
gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible
from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government
regulations. Unless evidence indicates that renewal is reasonably certain, estimates of proved reserves only reflect the period before
the contracts providing the right to operate expire. For future development projects, proved reserves estimates are included only
where there is a significant commitment to project funding and execution and when relevant governmental and regulatory approvals
have been secured or are reasonably certain to be secured.
Proved reserves are divided into proved developed and proved undeveloped reserves. Proved developed reserves are to be
recovered through existing wells with existing equipment and operating methods, or where the cost of the required equipment is
relatively minor compared to the cost of a new well. Proved undeveloped reserves are to be recovered from new wells on undrilled
acreage, or from existing wells where a relatively major capital expenditure is required. Undrilled well locations can be classified as
having proved undeveloped reserves if a development plan is in place indicating that they are scheduled to be drilled within five years
unless specific circumstances justify a longer time horizon. Specific circumstances are for instance fields which have large up-front
investments in offshore infrastructure, such as many fields on the NCS, where drilling of wells is scheduled to continue for much
longer than five years. For unconventional reservoirs where continued drilling of new wells is a major part of the investments, such as
the US onshore assets, the proved reserves are always limited to proved well locations scheduled to be drilled within five years.
Proved oil and gas reserves have been estimated by internal qualified professionals based on industry standards and are governed by
the oil and gas rules and disclosure requirements in the U.S. Securities and Exchange Commission

(SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board (FASB) requirements for supplemental oil and gas disclosures. The estimates have been based on a 12-month average product price and on existing economic conditions and operating methods as required, and
recovery of the estimated quantities have a high degree of certainty (at least a 90% probability).

An independent third party has
evaluated Equinor's proved reserves estimates, and the results of this evaluation do not differ materially from Equinor's estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may materially impact the amounts of asset retirement obligations, as a consequence
of timing of the removal activities. It will also impact value-in-use calculations for oil and gas assets,

possibly affecting impairment
testing and the recognition of deferred tax assets. Expected oil and gas reserves are the estimated remaining, commercially
recoverable quantities, based on Equinor's judgement of future economic conditions, from projects in operation or decided for
development. As per Equinor’s internal guidelines, expected reserves are defined as the ‘forward looking mean reserves’ when based
on a stochastic prediction approach. In some cases, a deterministic prediction method is used, in which case the expected reserves
are the deterministic base case or best estimate. Expected reserves are therefore typically larger than proved reserves as defined by
the SEC, which are high confidence estimates with at least a 90% probability of recovery when a probabilistic approach is used.
Expected oil and gas reserves have been estimated by internal qualified professionals based on industry standards and classified in
accordance with the Norwegian resource classification system issued by the Norwegian Petroleum

Directorate.

Intangible assets including goodwill
Intangible assets including goodwill
Intangible assets are stated at cost, less accumulated amortisation and impairment. Intangible assets include acquisition cost for oil
and gas prospects, expenditures on the exploration for and evaluation of oil and natural gas resources,

goodwill, and other intangible
assets. Intangible assets relating to expenditures on the exploration for and evaluation of oil and natural gas resources are not
amortised. When the decision to develop a particular area is made, related intangible exploration and evaluation assets are
reclassified to Property, plant and equipment.
Goodwill acquired in a business combination is allocated to each cash generating unit (CGU), or group of units, expected to benefit
from the combination’s synergies. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.
In acquisitions made on a post-tax basis according to the rules on the NCS, a provision for deferred tax is reflected in the accounts
based on the difference between the acquisition cost and the tax depreciation basis transferred from the seller. The offsetting entry to such deferred tax amounts is reflected as goodwill, which is allocated to the CGU or group of CGUs on whose tax depreciation basis
the deferred tax has been computed.
Other intangible assets with a finite useful life, are depreciated over their useful life using the straight-line method.

Oil and gas exploration, evaluation and development expenditures [text block]
Oil and gas exploration, evaluation and development expenditures
Equinor uses the successful efforts method of accounting for oil and gas exploration costs. Expenditures to acquire mineral interests
in oil and gas properties, including signature bonuses, expenditures to drill and equip exploratory wells and evaluation expenditures
are capitalised within Intangible assets as Exploration expenditures and Acquisition costs - oil and gas prospects. Geological and
geophysical costs and other exploration and evaluation expenditures are expensed as incurred.
Exploration wells that discover potentially economic quantities of oil and natural gas remain capitalised as intangible assets during the
evaluation phase of the discovery. This evaluation is normally finalised within one year after well completion. If, following the evaluation, the exploratory well has not found potentially commercial quantities of hydrocarbons,

the previously capitalised costs are
evaluated for derecognition or tested for impairment. Any derecognition or impairment is classified as Exploration expenses in the
Consolidated statement of income.
Capitalised exploration and evaluation expenditures related to offshore wells that find proved reserves, are transferred to Property, plant and equipment at the time of sanctioning of the development project. The timing from evaluation of a discovery until a project is
sanctioned could take several years depending on the location and maturity, including existing infrastructure, of the area of discovery, whether a host government agreement is in place, the complexity of the project and the financial robustness of the project. For
onshore wells where no sanction is required, the transfer to Property, plant and equipment occurs at the time when a well is ready for production.
For exploration and evaluation asset acquisitions (farm-in arrangements) in which Equinor has decided to fund a portion of the selling
partner's exploration and/or future development expenditures (carried interests), these expenditures are reflected in the Consolidated
financial statements as and when the exploration and development work progresses.
Equinor reflects exploration and evaluation asset disposals (farm-out arrangements) on a historical cost basis with no gain or loss
recognition. Consideration from the sale of an undeveloped part of an asset reduces the carrying amount of the asset. If the
consideration exceeds the carrying amount of the asset, the excess amount is reflected in the

Consolidated statement of income
under Other income. Equal-valued exchanges (swaps) of exploration and evaluation assets with only immaterial cash considerations
are accounted for at the carrying amounts of the assets given up with no gain or loss recognition.
Estimation uncertainty regarding exploration activities
Exploratory wells that have found reserves, but where classification of those reserves as proved depends on whether a major capital
expenditure can be justified, will remain capitalised during the evaluation phase for the findings on the exploration wells. Thereafter it
will be considered a trigger for impairment evaluation of the well if no development decision is planned for the near future, and there
moreover are no concrete plans for future drilling in the licence. Judgements as to whether these expenditures should remain
capitalised, be derecognised or impaired in the period may materially affect the carrying values of these assets and consequently, the operating income for the period.

Impairment of property, plant and equipment, right-of-use assets and intangible assets including goodwill
Accounting policies
Impairment of property, plant and equipment, right-of-use assets and intangible assets including goodwill
Equinor assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the
carrying value of an asset may not be recoverable. Assets are grouped into cash generating units (CGUs) which are the smallest
identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets.
Normally, separate CGUs are individual oil and gas fields or plants. Each unconventional asset play is considered a single CGU when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts of the
play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount.
Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the
asset or CGU to which the unproved properties belong may exceed its recoverable amount,

and at least once a year. Exploratory
wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure
can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further
exploration work, will remain capitalised during the evaluation phase for the exploratory finds. If,

following evaluation, an exploratory
well has not found proved reserves, the previously capitalised costs are tested for impairment. After the initial evaluation phase for a
well, it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there
is no firm plan for future drilling in the licence.
Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value
may be impaired. Impairment is determined by assessing the recoverable amount of the CGU,

or group of units, to which the goodwill
relates. When impairment testing goodwill originally recognised as an offsetting item to the computed deferred tax provision in a post-
tax transaction on the NCS, the remaining amount of the deferred tax provision will factor into the impairment evaluations.
Impairment losses and reversals of impairment losses are presented in the Consolidated statement of income as Exploration
expenses or Depreciation, amortisation and net impairment losses, on the basis of the nature of the impaired assets as either
exploration assets (intangible exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.
Measurement
The recoverable amount applied in Equinor’s impairment assessments is normally estimated value in use. Equinor may also apply the
assets’ fair value less cost of disposal as the recoverable amount when such a value is available,

reasonably reliable,

and based on a
recent and comparable transaction.
Value in use is determined using a discounted cash flow model. The estimated future cash flows are based on reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will exist over the
remaining useful life of the assets, as set down in Equinor's most recently approved forecasts. Assumptions and economic conditions
in establishing the forecasts are reviewed by management on a regular basis and updated at least annually. For assets and CGUs with an expected useful life or timeline for production of expected oil and natural gas reserves extending beyond five years, including
planned onshore production from shale assets with a long development and production horizon, the forecasts reflect expected
production volumes, and the related cash flows include project or asset specific estimates reflecting the relevant period. Such
estimates are established based on Equinor's principles and assumptions and are consistently applied.
The estimated future cash flows are adjusted for risks specific to the asset or CGU and discounted using a real post-tax discount rate
which is based on Equinor's post-tax weighted average cost of capital (WACC). Country risk specific to a project is included as a monetary adjustment to the projects’ cash flow. Equinor considers country risk primarily as an unsystematic risk. The cash flow is adjusted for risk that influences the expected cash flow of a project and which is not part of the project itself. The use of post-tax
discount rates in determining value in use does not result in a materially different determination of the need for, or the amount of, impairment that would be required if pre-tax discount rates had been used.
Impairment reversals
A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s
recoverable amount since the last impairment loss was recognised. A reversal cannot exceed the carrying amount of the asset or
CGU that would have been reflected, net of depreciation, if no impairment loss had been recognised in prior periods. Impairment of
unsuccessful wells is reversed only to the extent that conditions for impairment are no longer present.

Previously recognised
impairments of goodwill are not reversed in future periods.
Estimation uncertainty regarding impairment
Evaluating whether an asset is impaired or if an impairment should be reversed requires a high degree of judgement and may to a
large extent depend upon the selection of key assumptions about the future. In Equinor's line of business, judgement is involved in
determining what constitutes a CGU. Development in production, infrastructure solutions, markets, product pricing, management
actions and other factors may over time lead to changes in CGUs such as splitting one original CGU into several CGUs.
The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future
commodity prices and discount rates, and uncertainty in asset specific factors such as reserve estimates and operational decisions
impacting the production profile or activity levels for our oil and natural gas properties. Changes in foreign currency exchange rates
will also affect value in use, especially for assets on the NCS, where the functional currency is NOK. When estimating the recoverable
amount, the expected cash flow approach is applied to reflect uncertainties in timing and amounts inherent in the assumptions used in
the estimated future cash flows. For example, climate-related matters (see also Note 3 Consequences of initiatives to limit climate
changes) are expected to have a pervasive effect on the energy industry, affecting not only supply, demand and commodity prices, but also technology changes, increased emission-related levies,

and other matters with mainly mid-term and long-term effects. These effects have been factored into the price assumptions used for estimating future cash flows using probability-weighted scenario
analyses.
The estimated future cash flows, reflecting Equinor’s, market participants’ and other external sources’ assumptions about the future
and discounted to their present value, involve complexity. In order to establish relevant future cash flows, impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices,

refinery margins, foreign
currency exchange rates and future output, discount rates, impact of the timing of tax incentive regulations, and political and country
risk among others. Long-term assumptions for major economic factors are made at a group level, and there is a high degree of
reasoned judgement involved in establishing these assumptions, in determining other relevant factors such as forward price curves, in
estimating production outputs, and in determining the ultimate terminal value of an asset.

Joint arrangements and associates
Accounting policies
Joint operations and similar arrangements, joint ventures and associates
A joint arrangement is a contractual arrangement whereby Equinor and other parties undertake an activity subject to joint control, i.e.
when decisions about the relevant activities require the unanimous consent of the parties sharing control. Such joint arrangements are
classified as either joint operations or joint ventures. In determining the appropriate classification, Equinor considers the nature of
products and markets of the arrangements and whether the substance of the agreements is that the parties involved have rights to
substantially all the arrangement's assets and obligations for the liabilities, or whether the parties involved have rights to the net
assets of the arrangement. Equinor accounts for its share of assets, liabilities, revenues and expenses in joint operations in
accordance with the principles applicable to those particular assets, liabilities, revenues and expenses.
Those of Equinor's exploration and production licence activities that are within the scope of IFRS 11 Joint Arrangements have been
classified as joint operations. A considerable number of Equinor's unincorporated joint exploration and production activities are
conducted through arrangements that are not jointly controlled, either because unanimous consent is not required among all parties
involved, or no single group of parties has joint control over the activity. Licence activities where control can be achieved through agreement between more than one combination of involved parties are considered to be outside the scope of IFRS 11, and these
activities are accounted for on a pro-rata basis using Equinor's ownership share. Currently, Equinor uses IFRS 11 by analogy for all such unincorporated licence arrangements whether these are in scope of IFRS 11 or not. Reference is made to note 5 Segments for financial information related to Equinor’s participation in joint operations within upstream activities.
Joint ventures, in which Equinor has rights to the net assets, are accounted for using the equity method. These currently include the
majority of Equinor’s investments in the Renewables (REN) operating and reporting segment. Equinor’s participation in joint
arrangements that are joint ventures and investments in companies in which Equinor has neither control nor joint control but has the
ability to exercise significant influence over operating and financial policies, are classified as equity accounted investments.
Under the equity method, the investment is carried on the Consolidated balance sheet at cost plus post-acquisition changes in
Equinor’s share of net assets of the entity, less distributions received and less any impairment in value of the investment. The part of an equity accounted investment’s dividend distribution exceeding the entity’s carrying amount in the Consolidated balance sheet is
reflected as income from equity accounted investments in the Consolidated statement of income.

Equinor will subsequently only
reflect the share of net profit in the investment that exceeds the dividend already reflected as income. The

Consolidated statement of
income reflects Equinor’s share of the results after tax of an equity accounted entity, adjusted to account for depreciation, amortisation and any impairment of the equity accounted entity’s assets based on their fair values at the date of acquisition. Net income/loss from
equity accounted investments is presented as part of Total revenues and other income, as investments in and participation with significant influence in other companies engaged in energy-related business activities is considered to be part of Equinor’s main
operating activities.
Acquisition of ownership shares in joint ventures and other equity accounted investments in which the activity constitutes a business,
are accounted for in accordance with the requirements applicable to business combinations. Please refer to note 6 Acquisitions and
disposals for more details on acquisitions.
Equinor as operator of joint operations and similar arrangements
Indirect operating expenses such as personnel expenses are accumulated in cost pools. These costs are allocated on an hours’
incurred basis to business areas and Equinor-operated joint operations under IFRS 11 and to similar arrangements (licences) outside the scope of IFRS 11. Costs allocated to the other partners' share of operated joint operations and similar arrangements are reimbursed and only Equinor's share of the statement of income and balance sheet items related to Equinor-operated joint operations
and similar arrangements are reflected in the Consolidated statement of income and the Consolidated balance sheet.
-----------------------------------------------------------------------------------------------------------------------------

Inventories
Accounting policies
Inventories
Commodity inventories not held for trading purposes are stated at the lower of cost and net realisable value. Cost is determined by the
first-in first-out method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses. With
effect from 2022, due to the evolving trading business in the Group, fair value less cost to sell (FVLCS)

is considered the appropriate
measurement basis for commodity inventories held for trading purposes, with subsequent changes in

FV recognised in the
Consolidated statement of income under Other revenues. These inventories are categorised within level

2 of the fair value hierarchy.
Comparative numbers have not been restated due to materiality.

Cash and cash equivalents
Accounting policies
Cash and cash equivalents are accounted for at amortised cost and include cash in hand, current balances with banks and similar
institutions, and short-term highly liquid investments that are readily convertible to known amounts of cash, are subject to an
insignificant risk of changes in fair value and have a maturity of three months or less from the acquisition date. Contractually
mandatory deposits in escrow bank accounts are included as restricted cash if the deposits are provided as part of the Group’s
operating activities and therefore are deemed as held for the purpose of meeting short
‑
term cash commitments, and the deposits can
be released from the escrow account without undue expenses.

Share buyback policy
Accounting policies
Share buy-back
Where Equinor has either acquired own shares under a share buy-back programme or has placed an irrevocable order with a third
party for Equinor shares to be acquired in the market, such shares are reflected as a reduction in equity as treasury shares. Treasury
shares are not included in the weighted average number of ordinary shares outstanding in the calculation of Earnings per share. The
remaining outstanding part of an irrevocable order to acquire shares is accrued for and classified as Trade, other payables and provisions.

Pensions
Accounting policies
Equinor has pension plans for employees that either provide a defined pension benefit upon retirement or a pension dependent on
defined contributions and related returns. A portion of the contributions are provided for as notional contributions, for which the liability
increases with a promised notional return, set equal to the actual return of assets invested through the ordinary defined contribution
plan. For defined benefit plans, the benefit to be received by employees generally depends on many factors including length of
service, retirement date and future salary levels.
Equinor's proportionate share of multi-employer defined benefit plans is recognised as liabilities in the Consolidated balance sheet as
sufficient information is considered available, and a reliable estimate of the obligation can be made.
The cost of pension benefit plans is expensed over the period that the employees render services and become eligible to receive
benefits. The calculation is performed by an external actuary. Equinor's net obligation from defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their services in the
current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted.
The discount rate is the yield at the balance sheet date, reflecting the maturity dates approximating the terms of Equinor's obligations.
On 31 December 2022, the discount rate for the defined benefit plans in Norway was established on the basis of seven years'
mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of

Equinor's payment portfolio for
earned benefits, which was calculated to be 13.5 years at the end of 2022. The present values of the defined benefit obligation, the
related current service cost and past service cost are measured using the projected unit credit method. The assumptions for expected
wage growth, expected rate of pension increase and the expected increase of social security base amount (G-amount) are based on
agreed regulation in the plans, historical observations, future expectations of the assumptions and the relationship between these
assumptions. For members in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate. Social security tax is calculated based on a pension plan's net funded status and is included in the defined
benefit obligation.
The recognition of a net surplus for the funded plan is based on the assumption that the net assets represent a future value for
Equinor, either as a possible distribution to premium fund which can be used for future funding of new liabilities, or as disbursement of equity in the pension fund.
The net interest related to defined benefit plans is calculated by applying the discount rate to the net present value of the benefit
obligation and is presented in the Consolidated statement of income within Net financial items. The difference between estimated
interest income and actual return is recognised in the Consolidated statement of comprehensive income as actuarial gains/losses.
Actuarial gains and losses are recognised in full in the Consolidated statement of comprehensive income in the period in which they
occur, while actuarial gains and losses related to provision for termination benefits are recognised in the Consolidated statement of income in the period in which they occur. Due to the parent company Equinor ASA's functional currency being USD, the significant part of Equinor's pension obligations will be payable in a foreign currency (i.e. NOK). As a consequence, actuarial gains and losses
related to the parent company's pension obligations include the impact of exchange rate fluctuations.
Contributions to defined contribution schemes are recognised in the Consolidated statement of income as pension costs in the period
in which the contribution amounts are earned by the employees.
Notional contribution plans, reported in the parent company Equinor ASA, are recognised as Pension liabilities with the actual value of
the notional contributions and promised return at reporting date. Notional contributions are recognised in the Consolidated statement
of income as periodic pension cost, while changes in fair value of the employees’ notional assets are reflected in the Consolidated
statement of income under Net financial items.
Periodic pension cost is accumulated in cost pools and allocated to business areas and Equinor’s operated joint operations (licences)
on an hours’ incurred basis and recognised in the Consolidated statement of income based on the function of the cost.

Asset retirement obligations (ARO)
Accounting policies
Asset retirement obligations (ARO)
Provisions for asset retirement obligations (ARO) are recognised when Equinor has an obligation

(legal or constructive) to dismantle
and remove a facility or an item of property, plant and equipment and to restore the site on which it is located, and when a reliable estimate of that liability can be made. Normally an obligation arises for a new facility, such as an oil and natural gas production or transportation facility, upon construction or installation. An obligation may also arise during the period of operation of a facility through a change in legislation or through a decision to terminate operations or be based on commitments associated with Equinor's ongoing
use of pipeline transport systems where removal obligations rest with the volume shippers.
The amount recognised is the present value of the estimated future expenditures determined in accordance with local conditions and
requirements. The cost is estimated based on current regulations and technology, considering relevant risks and uncertainties. The discount rate used in the calculation of the ARO is a market-based risk-free rate based on the applicable currency and time horizon of
the underlying cash flows. The provisions are classified under Provisions in the Consolidated balance sheet.
When a provision for ARO is recognised, a corresponding amount is recognised to increase the related property, plant and equipment
and is subsequently depreciated as part of the property, plant and equipment. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment. When a decrease in the ARO related to a producing asset exceeds the carrying amount of the asset, the excess is recognised as a reduction of
Depreciation, amortisation and net impairment losses in the Consolidated statement of income.

When an asset has reached the end
of its useful life, all subsequent changes to the ARO are recognised as they occur in Operating expenses in the Consolidated
statement of income.
Removal provisions associated with Equinor's role as shipper of volumes through third party transport systems are expensed as
incurred.
Estimation uncertainty regarding asset retirement obligations
Establishing the appropriate estimates for such obligations are based on historical knowledge combined with knowledge of ongoing
technological developments, expectations about future regulatory and technological development and involve the application of
judgement and an inherent risk of significant adjustments. The costs of decommissioning and removal activities require revisions due
to changes in current regulations and technology while considering relevant risks and uncertainties.

Most of the removal activities are
many years into the future, and the removal technology and costs are constantly changing. The speed of the transition to renewable
energy sources may also influence the production period, hence the timing of the removal activities.

The estimates include
assumptions of norms, rates and time required which can vary considerably depending on the assumed removal complexity.
Moreover, changes in the discount rate and foreign currency exchange rates may impact the estimates significantly. As a result, the initial recognition of ARO and subsequent adjustments involve the application of significant judgement.

Leases
Accounting policies
Leases
A lease is defined as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for
consideration. At the date at which the underlying asset is made available for Equinor, the present value of future lease payments
(including extension options considered reasonably certain to be exercised) is recognised as a lease liability. The present value is calculated using Equinor’s incremental borrowing rate. A corresponding right-of-use

(RoU) asset is recognised, including lease
payments and direct costs incurred at the commencement date. Lease payments are reflected as interest expense and a reduction of
lease liabilities. The RoU assets are depreciated over the shorter of each contract’s term and the assets’ useful life.
Short term leases (12 months or less) and leases of low value assets (regarded as such when the sum of nominal lease payments
over the lease term do not exceed USD 500.000) are expensed or (if appropriate) capitalised as incurred, depending on the activity in
which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and vessel leases, involve several additional services and components, including
personnel cost, maintenance, drilling related activities, and other items. For a number of these contracts, the additional services
represent a not inconsiderable portion of the total contract value. Non-lease components within lease contracts are accounted for
separately for all underlying classes of assets and reflected in the relevant expense category or (if appropriate) capitalised as
incurred, depending on the activity involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of IFRS 16 Leases requires evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement and
consequently whether such contracts should be reflected gross (100%) in the operator’s financial statements, or according to each
joint operation partner’s proportionate share of the lease.
In many cases where an operator is the sole signatory to a lease contract of an asset to be used in the activities of a specific joint
operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions,

and importantly for
Equinor as this includes the Norwegian continental shelf (NCS), the concessions granted by the authorities establish both a right and
an obligation for the operator to enter into necessary agreements in the name of the joint operations

(licences).
As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the
lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine whether the operator is the sole lessee in the external lease arrangement, and if so, whether the billings to partners may represent
sub-leases, or whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate
share of the lease. Where all partners in a licence are considered to share the primary responsibility for lease payments under a
contract, Equinor’s proportionate share of the related lease liability and RoU asset will be recognised net by Equinor. When Equinor is
considered to have the primary responsibility for the full external lease payments, the lease liability is recognised gross (100%).
Equinor derecognises a portion of the RoU asset equal to the non-operator’s interests in the lease, and replace it with a corresponding
financial lease receivable, if a financial sublease is considered to exist between Equinor and the licence.

A financial sublease will
typically exist where Equinor enters into a contract in its own name, has the primary responsibility for the external lease payments, the
underlying asset will only be used on one specific licence, and the costs and risks related to the use of the asset are carried by that
specific licence. Depending on facts and circumstances in each case, the conclusions reached may vary between contracts and legal
jurisdictions.

Other commitments, contingent liabilities and contingent assets
Accounting policies
Estimation uncertainty regarding levies
Equinor’s global business activities are subject to different indirect taxes in various jurisdictions around the world. In these jurisdictions, governments can respond to global or local development, including climate related matters and public fiscal balances, by issuing new laws or other regulations stipulating changes in value added tax, tax on emissions, customs duties or other levies which may affect profitability and even the viability of Equinor’s business in that jurisdiction. Equinor mitigates this risk by using local legal representatives and staying up to date with the legislation in the jurisdictions where activities are carried out. Occasionally, legal disputes arise from difference in interpretations. Equinor’s legal department, together with local legal representatives, estimate the outcome from such legal disputes based on first-hand knowledge. Such estimates may differ from the actual results.

Financial assets
Financial assets
Financial assets are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the asset. The
subsequent measurement of the financial assets depends on which category they have been classified into at inception: Financial
investments at amortised cost, at fair value through profit or loss, and at fair value through other comprehensive income. The
classification is based on an evaluation of the contractual terms and the business model applied.
Short-term highly liquid investments with original maturity exceeding 3 months are classified as current financial investments. Current
financial investments are primarily accounted for at amortised cost but also at fair value through profit or loss,

depending on
classification.
Trade receivables are carried at the original invoice amount less a provision for doubtful receivables which represent expected losses computed on a probability-weighted basis.
A part of Equinor's financial investments is managed together as an investment portfolio of Equinor's captive insurance company and
is held in order to comply with specific regulations for capital retention. The investment portfolio is managed and evaluated on a fair
value basis in accordance with an investment strategy and is accounted for at fair value through profit or loss.
Financial assets are presented as current if they contractually will expire or otherwise are expected to be recovered within 12 months
after the balance sheet date, or if they are held for the purpose of being traded. Financial assets and financial liabilities are shown
separately in the Consolidated balance sheet, unless Equinor has both a legal right and a demonstrable intention to net settle certain
balances payable to and receivable from the same counterparty.
Financial assets are derecognised when rights to cash flows and risks and rewards of ownership are transferred through a sales
transaction or the contractual rights to the cash flows expire, are redeemed, or cancelled. Gains and losses arising on the sale,
settlement or cancellation of financial assets are recognised within Net financial items.

Financial liabilities
Financial liabilities
Financial liabilities are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the liability. The
subsequent measurement of financial liabilities is either as financial liabilities at fair value through profit or loss or financial liabilities
measured at amortised cost using the effective interest method, depending on classification. The latter applies to Equinor's non-
current bank loans and bonds.
Financial liabilities are presented as current if the liability is expected to be settled as part of Equinor’s normal operating cycle, the
liability is due to be settled within 12 months after the balance sheet date, Equinor does not have the right to defer settlement of the
liability more than 12 months after the balance sheet date, or if the liabilities are held for the purpose of being traded.
Financial liabilities are derecognised when the contractual obligations are settled, or if they expire,

are discharged or cancelled. Gains
and losses arising on the repurchase, settlement or cancellation of liabilities are recognised within Net financial items.

Derivative financial instruments
Derivative financial instruments
Equinor uses derivative financial instruments to manage certain exposures to fluctuations in foreign currency exchange rates, interest
rates and commodity prices. Such derivative financial instruments are initially recognised at fair value on the date on which a
derivative contract is entered into and are subsequently remeasured at fair value through profit and loss. The impact of commodity-
based derivative financial instruments is recognised in the Consolidated statement of income as

Other revenues, as such derivative
instruments are related to sales contracts or revenue-related risk management for all significant purposes. The impact of other
derivative financial instruments is reflected under Net financial items.
Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivative assets or
liabilities expected to be settled, or with the legal right to be settled more than 12 months after the balance sheet date, are classified
as non-current. Derivative financial instruments held for the purpose of being traded are however always classified as current.
Contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument are accounted for as
financial instruments. However, contracts that are entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with Equinor's expected purchase, sale or usage requirements,

also referred to as own-use, are not
accounted for as financial instruments. Such sales and purchases of physical commodity volumes are reflected in the Consolidated
statement of income as Revenue from contracts with customers and Purchases [net of inventory variation], respectively. This is
applicable to a significant number of contracts for the purchase or sale of crude oil and natural gas,

which are recognised upon
delivery.
For contracts to sell a non-financial item that can be settled net in cash, but which ultimately are physically settled despite not
qualifying as own use prior to settlement, the changes in fair value are included in Gain/loss on commodity derivatives (part of Other
revenues, see note 7 Total revenues and other income). When these derivatives are physically settled, the previously recognised unrealised gain/loss is included in Physically settled commodity derivatives (also part of Other revenues).

The physical deliveries
made through such contracts are included in Revenue from contracts with customers at contract price.
Derivatives embedded in host contracts which are not financial assets within the scope of IFRS 9 are recognised as separate
derivatives and are reflected at fair value with subsequent changes through profit and loss, when their risks and economic
characteristics are not closely related to those of the host contracts, and the host contracts are not carried at fair value. Where there is
an active market for a commodity or other non-financial item referenced in a purchase or sale contract, a pricing formula will, for
instance, be considered to be closely related to the host purchase or sales contract if the price formula is based on the active market
in question. A price formula with indexation to other markets or products will however result in the recognition of a separate derivative.
Where there is no active market for the commodity or other non-financial item in question, Equinor assesses the characteristics of
such a price related embedded derivative to be closely related to the host contract if the price formula is based on relevant indexations
commonly used by other market participants. This applies to certain long-term natural gas sales agreements.